Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Apr. 27, 2012	Jun. 30, 2011
Entity Registrant Name	ROWAN COMPANIES PLC
Entity Central Index Key	0000085408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,903
Entity Common Stock, Shares Outstanding		124,179,965
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012